Convertible Debentures and Derivative Liability (Tables)	6 Months Ended
Dec. 31, 2021
Convertible Debentures and Derivative Liability [Abstract]
Schedule of describes the break-down of the components
	Convertible debenture	Derivative liability - convertible debenture conversion feature	Warrants value recorded to warrants reserve	Interest expenses and accretion
Balance June 30, 2020	$-	$-	$-	$-
Principal value of convertible debenture	865,263	-	-	-
Discount on proceeds received	(45,263)	-	-	-
Cash commission	(15,000)	-	-	-
Allocation to conversion feature	(442,589)	442,589		-
Allocation to warrants	(90,769)		90,769	-
Value at initial recognition	271,642	442,589	90,769	-
Accretion expense	101,565	-	-	101,565
Interest expense	38,699	-	-	38,699
Amortization of transaction cost	11,233	-	2,025	-
Gain on change in fair value of conversion feature derivative liability	-	(32,676)	-	-
Balance June 30, 2021	423,139	409,913	92,794	140,264
Accretion expense	91,895	-	-	91,895
Interest expense	34,989	-	-	34,989
Amortization of transaction cost	47,875	-	2,743	50,618
Gain on change in fair value of conversion feature derivative liability	-	(153,155)	-	-
Warrants exercised	-	-	(24,861)	-
Conversion of convertible debenture	(597,898)	(256,758)	-	-
Balance December 31, 2021	$-	$-	$70,676	$317,766

Schedule of dividend yield as well as the risk-free rate, market price; and exercise price
							Canadian dollars
Valuation date	Number of warrants	Market price of unit USD	Volatility	Risk-free interest rate	Expected life (yrs.)	Foreign exchange rate	Exercise price	Fair value of a unit	Fair value

November 23, 2021	184,000	$7.50	70%	1.58%	5.0	1.2707	$11.91	$5.09	$937,478
December 31, 2021	184,000	$5.76	70%	1.25%	4.9	$1.2678	$11.89	$3.41	$626,665
Revaluation									$(310,813)

Schedule of gain (loss) on derivative liabilities
Periods ended December 31, 2021	Three months	Six months
Gain on change in fair value of conversion feature derivative liability	$127,527	$153,155
Gain in reevaluation of derivative warrants	310,813	310,813
	$438,340	$463,968